Loans and liquidity investments (Details) - SEK (kr) kr in Millions	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	[1]	Dec. 31, 2018
Loans:
Loans in the form of interest-bearing securities	kr 46,578		kr 50,780
Loans to credit institutions	20,775		31,315
Loans to the public	180,288		171,562
Cash collateral under the security agreements for derivative contracts	(10,417)		(21,979)
Total lending	237,224		231,678
Liquidity investments:
Cash and cash equivalents	11,128	[1]	3,362	[1]	kr 1,362		kr 2,416
Treasuries/government bonds	10,872		22,266
Other interest-bearing securities except loans	45,881		33,551
Total liquidity investments	67,881		59,179
issued by public authorities	kr 16,584		kr 25,262

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11.